Shenkman Capital Short Duration High Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS - 92.81% (f)

AEROSPACE & DEFENSE - 2.50%
Howmet Aerospace, Inc. 5.125%, 10/01/2024	$5,660,000	$6,106,008
TransDigm, Inc.
8.00%, 12/15/2025 (c)	3,620,000	3,823,679
6.25%, 03/15/2026 (c)	5,195,000	5,406,125
6.375%, 06/15/2026	10,597,000	10,900,021
TransDigm UK Holdings PLC 6.875%, 05/15/2026 (b)	5,796,000	6,063,167
Triumph Group, Inc. 8.875%, 06/01/2024 (c)	2,009,000	2,191,940
		34,490,940
AUTO RETAIL - 0.51%
Penske Automotive Group, Inc. 3.50%, 09/01/2025	6,910,000	7,072,765
AUTOMOTIVE - 5.23%
Adient U.S., LLC 9.00%, 04/15/2025 (c)	2,870,000	3,052,590
American Axle & Manufacturing, Inc. 6.25%, 03/15/2026	3,265,000	3,337,695
Clarios Global, L.P. 6.75%, 05/15/2025 (b)(c)	549,000	575,635
Clarios Global, L.P. / Clarios U.S. Finance Co.
6.25%, 05/15/2026 (b)(c)	2,242,000	2,348,529
8.50%, 05/15/2027 (b)(c)	6,375,000	6,765,692
Dana Financing Luxembourg S.A.R.L. 5.75%, 04/15/2025 (b)(c)	3,720,000	3,812,070
Ford Motor Co. 9.00%, 04/22/2025	4,405,000	5,391,125
Ford Motor Credit Co., LLC
1.391% (3 Month LIBOR USD + 1.235%), 02/15/2023 (a)	1,300,000	1,297,942
5.125%, 06/16/2025	625,000	680,500
3.375%, 11/13/2025	8,955,000	9,315,304
2.70%, 08/10/2026	4,195,000	4,236,950
Goodyear Tire & Rubber Co.
9.50%, 05/31/2025	5,985,000	6,476,907
5.00%, 05/31/2026	12,677,000	13,026,505
IHO Verwaltungs GmbH 4.75% Cash or 6.00% PIK, 09/15/2026 (b)(c)(g)	2,000,000	2,044,310
Jaguar Land Rover Automotive PLC
5.625%, 02/01/2023 (b)(c)	1,560,000	1,564,504
7.75%, 10/15/2025 (b)(c)	4,631,000	5,013,058
Meritor, Inc. 6.25%, 06/01/2025 (c)	3,020,000	3,151,415
		72,090,731
BUILDING PRODUCTS - 0.82%
Forterra Finance, LLC / FRTA Finance Corp. 6.50%, 07/15/2025 (c)	10,650,000	11,313,655
CHEMICALS - 3.90%
Avient Corp. 5.75%, 05/15/2025 (c)	6,211,000	6,481,924
Consolidated Energy Finance SA 6.50%, 05/15/2026 (b)(c)	4,025,000	4,104,655
Methanex Corp. 4.25%, 12/01/2024 (b)	4,976,000	5,217,610
NOVA Chemicals Corp. 4.875%, 06/01/2024 (b)(c)	10,450,000	10,801,381
SCIL IV, LLC / SCIL, U.S.A. Holdings, LLC 5.375%, 11/01/2026 (c)	2,910,000	2,990,025
SPCM SA 3.125%, 03/15/2027 (b)(c)	3,980,000	3,936,936
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.375%, 09/01/2025 (b)(c)	6,095,000	6,213,091
Tronox, Inc. 6.50%, 05/01/2025 (c)	6,177,000	6,534,648
W.R. Grace Holdings, LLC 5.625%, 10/01/2024 (c)	7,025,000	7,403,085
		53,683,355
COMMERCIAL SERVICES - 3.88%
Allied Universal Holdco, LLC / Allied Universal Finance Corp. 6.625%, 07/15/2026 (c)	4,355,000	4,570,921
Aramark Services, Inc.
5.00%, 04/01/2025 (c)	1,800,000	1,838,268
6.375%, 05/01/2025 (c)	9,686,000	10,134,220
Brink's Co. 5.50%, 07/15/2025 (c)	2,045,000	2,128,845
Camelot Finance SA 4.50%, 11/01/2026 (b)(c)	2,775,000	2,875,094
Dun & Bradstreet Corp. 6.875%, 08/15/2026 (c)	3,510,000	3,654,191
Garda World Security Corp. 9.50%, 11/01/2027 (b)(c)	5,189,000	5,602,044
Iron Mountain, Inc. 4.875%, 09/15/2027 (c)	2,880,000	2,990,851
KAR Auction Services, Inc. 5.125%, 06/01/2025 (c)	15,855,000	16,112,010
Tempo Acquisition, LLC / Tempo Acquisition Finance Corp. 5.75%, 06/01/2025 (c)	3,350,000	3,479,025
		53,385,469
CONSTRUCTION & ENGINEERING - 0.28%
Picasso Finance Sub, Inc. 6.125%, 06/15/2025 (c)	3,679,000	3,848,289
CONSUMER DISCRETIONARY - 0.56%
Hanesbrands, Inc. 4.625%, 05/15/2024 (c)	5,255,000	5,508,659
Newell Brands, Inc. 4.875%, 06/01/2025	2,075,000	2,264,312
		7,772,971
CONSUMER NON-DISCRETIONARY - 0.16%
Spectrum Brands, Inc. 5.75%, 07/15/2025	2,138,000	2,185,624
ENVIRONMENTAL SERVICES - 1.83%
Clean Harbors, Inc. 4.875%, 07/15/2027 (c)	2,410,000	2,484,710
Covanta Holding Corp. 6.00%, 01/01/2027	1,385,000	1,431,661
GFL Environmental, Inc.
4.25%, 06/01/2025 (b)(c)	4,178,000	4,303,340
3.75%, 08/01/2025 (b)(c)	5,850,000	5,915,754
5.125%, 12/15/2026 (b)(c)	1,055,000	1,098,492
Stericycle, Inc. 5.375%, 07/15/2024 (c)	9,754,000	9,959,175
		25,193,132
FINANCIALS - CONSUMER FINANCE - 1.79%
Ally Financial, Inc. 5.75%, 11/20/2025	2,970,000	3,354,226
goeasy, Ltd.
5.375%, 12/01/2024 (b)(c)	5,069,000	5,213,644
4.375%, 05/01/2026 (b)(c)	1,760,000	1,792,657
LFS Topco, LLC 5.875%, 10/15/2026 (c)	1,720,000	1,777,689
Navient Corp.
5.50%, 01/25/2023	1,840,000	1,918,568
7.25%, 09/25/2023	1,961,000	2,114,938
6.75%, 06/25/2025	1,075,000	1,183,575
OneMain Finance Corp.
6.125%, 03/15/2024	4,000,000	4,245,720
6.875%, 03/15/2025	1,850,000	2,060,465
8.875%, 06/01/2025	885,000	947,999
		24,609,481
FINANCIALS - DIVERSIFIED - 0.81%
Blackstone Mortgage Trust, Inc. 3.750%, 01/15/2027 (c)	4,510,000	4,498,725
Starwood Property Trust, Inc.
5.50%, 11/01/2023 (c)	3,043,000	3,152,563
3.75%, 12/31/2024 (c)	1,550,000	1,568,011
3.625%, 07/15/2026 (c)	1,875,000	1,867,603
		11,086,902
FINANCIALS - INSURANCE - 0.89%
Acrisure, LLC / Acrisure Finance, Inc.
7.00%, 11/15/2025 (c)	5,075,000	5,080,659
10.125%, 08/01/2026 (c)	3,671,000	4,046,506
HUB International, Ltd. 7.00%, 05/01/2026 (c)	3,000,000	3,086,325
		12,213,490
FINANCIALS - THRIFTS & MORTGAGES - 0.88%
PennyMac Financial Services, Inc. 5.375%, 10/15/2025 (c)	5,935,000	6,104,919
Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc. 2.875%, 10/15/2026 (c)	3,850,000	3,826,284
United Wholesale Mortgage, LLC 5.50%, 11/15/2025 (c)	2,125,000	2,167,149
		12,098,352
FOOD & BEVERAGE - 1.55%
B&G Foods, Inc. 5.25%, 04/01/2025	11,693,000	11,956,093
Post Holdings, Inc. 5.75%, 03/01/2027 (c)	9,078,000	9,383,974
		21,340,067
HEALTHCARE - EQUIPMENT & SUPPLIES - 2.04%
Change Healthcare Holdings, LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025 (c)	19,654,000	19,846,413
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA 7.375%, 06/01/2025 (c)	7,871,000	8,311,894
		28,158,307
HEALTHCARE - FACILITIES - 5.70%
Global Medical Response, Inc. 6.50%, 10/01/2025 (c)	3,805,000	3,852,981
HCA, Inc.
7.50%, 12/15/2023	2,505,000	2,791,021
8.36%, 04/15/2024	3,846,000	4,406,881
5.375%, 02/01/2025	1,805,000	1,986,041
7.69%, 06/15/2025	658,000	778,143
7.58%, 09/15/2025	2,251,000	2,660,187
Legacy LifePoint Health, LLC 6.75%, 04/15/2025 (c)	8,881,000	9,267,457
Magellan Health, Inc. 4.90%, 09/22/2024 (d)	2,972,000	3,220,311
ModivCare, Inc. 5.875%, 11/15/2025 (c)	4,312,000	4,532,774
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.75%, 12/01/2026 (c)	13,496,000	14,278,431
RP Escrow Issuer, LLC 5.25%, 12/15/2025 (c)	4,345,000	4,388,754
Surgery Center Holdings, Inc. 6.75%, 07/01/2025 (c)	8,255,000	8,325,498
Tenet Healthcare Corp.
6.75%, 06/15/2023	6,235,000	6,671,201
4.625%, 07/15/2024	656,000	665,023
4.625%, 09/01/2024 (c)	5,360,000	5,486,335
7.50%, 04/01/2025 (c)	4,915,000	5,178,690
		78,489,728
HEALTHCARE - LIFE SCIENCES - 0.28%
Catalent Pharma Solutions, Inc. 5.00%, 07/15/2027 (c)	1,290,000	1,341,600
IQVIA, Inc. 5.00%, 10/15/2026 (c)	2,409,000	2,475,235
		3,816,835
HEALTHCARE - MANAGED HEALTH CARE - 1.58%
Verscend Escrow Corp. 9.75%, 08/15/2026 (c)	20,406,000	21,715,046
HEALTHCARE - PHARMACEUTICALS & BIOTECHNOLOGY - 3.18%
Bausch Health Cos., Inc.
6.125%, 04/15/2025 (b)(c)	18,866,000	19,266,902
5.50%, 11/01/2025 (b)(c)	500,000	508,758
9.00%, 12/15/2025 (b)(c)	16,134,000	17,012,980
Elanco Animal Health, Inc. 5.272%, 08/28/2023 (d)	2,952,000	3,144,028
Teva Pharmaceutical Finance Netherlands III B.V.
6.00%, 04/15/2024 (b)	1,370,000	1,436,719
4.75%, 05/09/2027 (b)	2,455,000	2,433,519
		43,802,906
HEALTHCARE - REITs - 1.03%
MPT Operating Partnership, L.P. / MPT Finance Corp. 5.25%, 08/01/2026	13,797,000	14,210,497
INDUSTRIAL MACHINERY - 1.20%
Colfax Corp. 6.375%, 02/15/2026 (c)	4,762,000	4,927,599
EnPro Industries, Inc. 5.75%, 10/15/2026	3,605,000	3,773,739
Hillenbrand, Inc. 5.75%, 06/15/2025	2,105,000	2,201,830
WESCO Distribution, Inc. 7.125%, 06/15/2025 (c)	5,307,000	5,632,186
		16,535,354
LEISURE - CASINOS & GAMING - 5.59%
Boyd Gaming Corp. 8.625%, 06/01/2025 (c)	3,275,000	3,513,158
Caesars Entertainment, Inc. 6.25%, 07/01/2025 (c)	11,925,000	12,531,982
Caesars Resort Collection, LLC / CRC Finco, Inc. 5.75%, 07/01/2025 (c)	1,875,000	1,960,481
International Game Technology PLC
6.50%, 02/15/2025 (b)(c)	12,070,000	13,111,098
4.125%, 04/15/2026 (b)(c)	4,525,000	4,666,678
MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc.
5.625%, 05/01/2024	1,515,000	1,621,027
4.625%, 06/15/2025 (c)	3,227,000	3,447,033
MGM Resorts International
7.75%, 03/15/2022	4,629,000	4,692,718
6.00%, 03/15/2023	6,128,000	6,411,512
6.75%, 05/01/2025	1,335,000	1,396,410
Scientific Games International, Inc.
8.625%, 07/01/2025 (c)	6,860,000	7,331,282
5.00%, 10/15/2025 (c)	8,719,000	8,987,763
8.25%, 03/15/2026 (c)	900,000	948,398
VICI Properties, L.P. / VICI Note Co., Inc.
3.50%, 02/15/2025 (c)	1,865,000	1,894,943
4.25%, 12/01/2026 (c)	4,245,000	4,426,622
		76,941,105
LEISURE - HOTELS - 4.96%
Hilton Domestic Operating Co., Inc. 5.375%, 05/01/2025 (c)	1,510,000	1,572,869
Marriott International, Inc. 5.75%, 05/01/2025 (d)	275,000	309,904
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025 (c)	2,177,000	2,271,699
NCL Corp., Ltd.
12.25%, 05/15/2024 (b)(c)	595,000	705,679
10.25%, 02/01/2026 (b)(c)	3,440,000	4,002,491
RLJ Lodging Trust, L.P. 3.75%, 07/01/2026 (c)	3,187,000	3,207,891
Royal Caribbean Cruises, Ltd.
5.25%, 11/15/2022 (b)	2,040,000	2,070,692
10.875%, 06/01/2023 (b)(c)	7,116,000	7,783,232
11.50%, 06/01/2025 (b)(c)	2,789,000	3,127,208
Service Properties Trust
5.00%, 08/15/2022	9,022,000	9,022,677
4.50%, 06/15/2023	1,765,000	1,766,518
4.65%, 03/15/2024	1,230,000	1,215,959
4.35%, 10/01/2024	3,705,000	3,634,920
7.50%, 09/15/2025	3,820,000	4,143,439
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025 (c)	2,899,000	3,099,212
Travel + Leisure Co.
3.90%, 03/01/2023	1,715,000	1,743,358
5.65%, 04/01/2024 (d)	435,000	462,622
TripAdvisor, Inc. 7.00%, 07/15/2025 (c)	9,793,000	10,341,555
Vail Resorts, Inc. 6.25%, 05/15/2025 (c)	7,510,000	7,817,910
		68,299,835
LEISURE - RESTAURANTS - 1.87%
1011778 B.C., ULC / New Red Finance, Inc. 5.75%, 04/15/2025 (b)(c)	2,800,000	2,908,318
IRB Holding Corp.
7.00%, 06/15/2025 (c)	5,865,000	6,210,947
6.75%, 02/15/2026 (c)	8,154,000	8,315,490
Yum! Brands, Inc. 7.75%, 04/01/2025 (c)	7,877,000	8,309,723
		25,744,478
MEDIA - BROADCASTING - 4.45%
AMC Networks, Inc.
5.00%, 04/01/2024	3,277,000	3,305,018
4.75%, 08/01/2025	14,397,000	14,720,717
Gray Television, Inc. 5.875%, 07/15/2026 (c)	9,950,000	10,290,141
Nexstar Media, Inc. 5.625%, 07/15/2027 (c)	3,326,000	3,479,944
Sirius XM Radio, Inc.
3.125%, 09/01/2026 (c)	6,739,000	6,749,816
5.00%, 08/01/2027 (c)	3,175,000	3,303,841
TEGNA, Inc. 4.75%, 03/15/2026 (c)	3,145,000	3,274,118
Univision Communications, Inc.
5.125%, 02/15/2025 (c)	9,378,000	9,483,456
6.625%, 06/01/2027 (c)	6,210,000	6,697,578
		61,304,629
MEDIA - CABLE & SATELLITE - 5.61%
CCO Holdings, LLC / CCO Holdings Capital Corp. 5.50%, 05/01/2026 (c)	9,411,000	9,706,482
Connect Finco S.A.R.L. / Connect U.S. Finco, LLC 6.75%, 10/01/2026 (b)(c)	2,500,000	2,631,500
CSC Holdings, LLC
5.875%, 09/15/2022	4,933,000	5,061,332
5.50%, 04/15/2027 (c)	7,117,000	7,365,668
DIRECTV Financing, LLC / DIRECTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027 (c)	4,585,000	4,698,800
DISH DBS Corp.
5.875%, 07/15/2022	3,375,000	3,434,147
5.875%, 11/15/2024	2,030,000	2,086,109
7.75%, 07/01/2026	3,107,000	3,281,924
5.25%, 12/01/2026 (c)	5,142,000	5,230,828
Hughes Satellite Systems Corp. 6.625%, 08/01/2026	3,425,000	3,836,856
Maxar Space Robotics, LLC 9.75%, 12/31/2023 (c)	11,234,000	12,116,038
Quebecor Media, Inc. 5.75%, 01/15/2023 (b)	7,165,000	7,458,801
Viasat, Inc. 5.625%, 09/15/2025 (c)	10,317,000	10,381,223
		77,289,708
MEDIA - DIVERSIFIED - 1.25%
Houghton Mifflin Harcourt Publishers, Inc. 9.00%, 02/15/2025 (c)	3,130,000	3,288,863
Nielsen Co. Luxembourg S.A.R.L. 5.00%, 02/01/2025 (b)(c)	10,442,000	10,619,514
Outfront Media Capital, LLC / Outfront Media Capital Corp. 6.25%, 06/15/2025 (c)	3,211,000	3,342,699
		17,251,076
MEDIA - ENTERTAINMENT - 0.76%
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (c)	4,663,000	4,714,573
5.625%, 03/15/2026 (c)	5,180,000	5,360,911
Netflix, Inc. 5.50%, 02/15/2022	455,000	458,042
		10,533,526
METALS & MINING - 1.05%
Constellium SE 5.875%, 02/15/2026 (b)(c)	2,184,000	2,213,733
FMG Resources August 2006 Pty, Ltd. 5.125%, 05/15/2024 (b)(c)	7,711,000	8,181,680
Novelis Corp. 3.25%, 11/15/2026 (c)	4,055,000	4,095,246
		14,490,659
MIDSTREAM - STORAGE & TRANSPORT - 2.58%
Buckeye Partners, L.P.
4.15%, 07/01/2023	2,507,000	2,572,320
4.35%, 10/15/2024	1,405,000	1,466,195
4.125%, 03/01/2025 (c)	3,625,000	3,747,362
DCP Midstream Operating, L.P.
4.95%, 04/01/2022	2,000,000	2,000,000
3.875%, 03/15/2023	850,000	872,597
EQM Midstream Partners, L.P.
4.75%, 07/15/2023	1,305,000	1,358,577
6.00%, 07/01/2025 (c)	1,945,000	2,117,366
NGL Energy Operating, LLC / NGL Energy Finance Corp. 7.50%, 02/01/2026 (c)	1,630,000	1,683,146
NuStar Logistics, L.P. 5.75%, 10/01/2025	1,900,000	2,046,537
Rattler Midstream, L.P. 5.625%, 07/15/2025 (c)	6,275,000	6,532,275
Sunoco, L.P. / Sunoco Finance Corp. 6.00%, 04/15/2027	2,341,000	2,443,770
Tallgrass Energy Partners, L.P. / Tallgrass Energy Finance Corp. 7.50%, 10/01/2025 (c)	2,630,000	2,849,644
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.875%, 04/15/2026	5,590,000	5,840,041
		35,529,830
PACKAGING - 3.81%
ARD Finance SA 6.50%, 06/30/2027 (b)(c)	4,915,000	5,067,562
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc.
5.25%, 04/30/2025 (b)(c)	7,130,000	7,369,105
4.125%, 08/15/2026 (b)(c)	5,365,000	5,492,418
CANPACK SA / Eastern PA Land Investment Holding, LLC 3.125%, 11/01/2025 (b)(c)	3,075,000	3,078,244
Crown Americas, LLC / Crown Americas Capital Corp. VI 4.75%, 02/01/2026	5,150,000	5,285,522
Flex Acquisition Co., Inc.
6.875%, 01/15/2025 (c)	6,020,000	6,033,485
7.875%, 07/15/2026 (c)	6,075,000	6,309,464
Graphic Packaging International, LLC 4.875%, 11/15/2022	469,000	477,700
LABL, Inc.
6.75%, 07/15/2026 (c)	5,710,000	5,890,665
10.50%, 07/15/2027 (c)	1,391,000	1,460,202
Sealed Air Corp.
5.125%, 12/01/2024 (c)	4,359,000	4,673,502
5.50%, 09/15/2025 (c)	205,000	226,986
Silgan Holdings, Inc. 4.75%, 03/15/2025	1,092,000	1,099,977
		52,464,832
PAPER & FOREST PRODUCTS - 0.29%
Mercer International, Inc. 5.50%, 01/15/2026	3,969,000	4,029,051
REAL ESTATE - HOMEBUILDING - 0.34%
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.625%, 03/01/2024 (c)	2,490,000	2,654,340
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, 06/15/2024	1,860,000	2,026,935
		4,681,275
REAL ESTATE - MANAGEMENT - 1.20%
Greystar Real Estate Partners, LLC 5.75%, 12/01/2025 (c)	3,398,000	3,461,933
Newmark Group, Inc. 6.125%, 11/15/2023	2,920,000	3,127,320
Realogy Group, LLC / Realogy Co-Issuer Corp.
7.625%, 06/15/2025 (c)	6,275,000	6,657,775
9.375%, 04/01/2027 (c)	3,020,000	3,264,937
		16,511,965
RETAIL - FOOD & DRUG - 1.32%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons, LLC
3.50%, 02/15/2023 (c)	2,030,000	2,067,667
3.25%, 03/15/2026 (c)	3,565,000	3,635,605
7.50%, 03/15/2026 (c)	7,192,000	7,685,982
U.S. Foods, Inc. 6.25%, 04/15/2025 (c)	4,560,000	4,753,025
		18,142,279
RETAILING - 1.24%
QVC, Inc.
4.375%, 03/15/2023	8,593,000	8,860,887
4.45%, 02/15/2025	7,731,000	8,164,361
		17,025,248
TECHNOLOGY - SOFTWARE & SERVICES - 5.06%
Block, Inc. 2.75%, 06/01/2026 (c)	1,790,000	1,794,484
Boxer Parent Co., Inc.
7.125%, 10/02/2025 (c)	15,453,000	16,223,255
9.125%, 03/01/2026 (c)	2,160,000	2,258,507
Consensus Cloud Solutions, Inc. 6.00%, 10/15/2026 (c)	4,585,000	4,773,879
Go Daddy Operating Co., LLC / GD Finance Co., Inc. 5.25%, 12/01/2027 (c)	1,485,000	1,537,220
NCR Corp. 5.75%, 09/01/2027 (c)	6,805,000	7,118,030
NortonLifeLock, Inc.
3.95%, 06/15/2022	1,400,000	1,409,254
5.00%, 04/15/2025 (c)	11,970,000	12,074,737
Nuance Communications, Inc. 5.625%, 12/15/2026	6,440,000	6,651,522
PTC, Inc. 3.625%, 02/15/2025 (c)	1,510,000	1,532,356
Sabre GLBL, Inc.
9.25%, 04/15/2025 (c)	6,020,000	6,809,523
7.375%, 09/01/2025 (c)	1,320,000	1,381,195
Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc. 4.625%, 11/01/2026 (c)	5,856,000	6,074,136
		69,638,098
TECHNOLOGY HARDWARE - 2.14%
CDW, LLC / CDW Finance Corp. 4.125%, 05/01/2025	3,945,000	4,057,649
CommScope, Inc. 6.00%, 03/01/2026 (c)	3,030,000	3,124,975
Diebold Nixdorf, Inc.
8.50%, 04/15/2024	5,405,000	5,410,621
9.375%, 07/15/2025 (c)	8,882,000	9,573,331
Microchip Technology, Inc. 4.25%, 09/01/2025	2,755,000	2,861,962
Seagate HDD Cayman 4.75%, 06/01/2023 (b)	1,631,000	1,706,466
Sensata Technologies B.V. 4.875%, 10/15/2023 (b)(c)	705,000	741,114
Western Digital Corp. 4.75%, 02/15/2026	1,875,000	2,050,903
		29,527,021
TELECOMMUNICATION SERVICES - DIVERSIFIED - 3.28%
Altice France SA 8.125%, 02/01/2027 (b)(c)	10,643,000	11,353,420
Cogent Communications Group, Inc. 3.50%, 05/01/2026 (c)	2,175,000	2,209,920
Level 3 Financing, Inc.
5.375%, 05/01/2025	8,253,000	8,442,737
5.25%, 03/15/2026	4,678,000	4,788,237
Lumen Technologies, Inc.
5.80%, 03/15/2022	1,715,000	1,730,032
6.75%, 12/01/2023	3,310,000	3,578,507
7.50%, 04/01/2024	4,290,000	4,702,698
5.625%, 04/01/2025	2,405,000	2,546,667
5.125%, 12/15/2026 (c)	188,000	195,922
Northwest Fiber, LLC / Northwest Fiber Finance Sub, Inc. 4.75%, 04/30/2027 (c)	2,190,000	2,170,290
Uniti Group, L.P. / Uniti Fiber Holdings, Inc. / CSL Capital, LLC 7.875%, 02/15/2025 (c)	3,260,000	3,406,537
		45,124,967
TELECOMMUNICATION SERVICES - WIRELESS - 0.72%
Sprint Corp.
7.875%, 09/15/2023	5,420,000	5,976,770
7.125%, 06/15/2024	3,500,000	3,933,720
		9,910,490
TRANSPORTATION - 1.77%
Uber Technologies, Inc.
7.50%, 05/15/2025 (c)	4,010,000	4,219,142
8.00%, 11/01/2026 (c)	7,260,000	7,742,681
7.50%, 09/15/2027 (c)	1,275,000	1,389,112
XPO Logistics, Inc. 6.25%, 05/01/2025 (c)	10,540,000	11,040,808
		24,391,743
UTILITIES - POWER - 2.23%
Calpine Corp. 5.25%, 06/01/2026 (c)	2,323,000	2,386,220
NextEra Energy Operating Partners, L.P.
4.25%, 07/15/2024 (c)	7,808,000	8,120,203
4.25%, 09/15/2024 (c)	72,000	74,771
TerraForm Power Operating, LLC 4.25%, 01/31/2023 (c)	3,940,000	4,032,807
Vistra Operations Co., LLC
5.50%, 09/01/2026 (c)	4,735,000	4,895,919
5.625%, 02/15/2027 (c)	9,446,000	9,741,329
5.00%, 07/31/2027 (c)	1,390,000	1,444,294
		30,695,543
UTILITIES - PROPANE - 0.69%
AmeriGas Partners, L.P. / AmeriGas Finance Corp. 5.625%, 05/20/2024	5,101,000	5,520,149
Ferrellgas, L.P. / Ferrellgas Finance Corp. 5.375%, 04/01/2026 (c)	4,159,000	4,028,304
		9,548,453
TOTAL CORPORATE BONDS (Cost $1,270,517,069)		1,278,189,707

BANK LOANS - 2.76%

AEROSPACE & DEFENSE - 0.13%
Transdigm, Inc., Senior Secured First Lien Term Loan 2.354% (1 Month LIBOR USD + 2.25%), 12/09/2025 (a)	1,755,946	1,734,331
BUILDING PRODUCTS - 0.12%
Forterra Finance, LLC, Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 10/25/2023 (a)	1,572,775	1,574,057
COMMERCIAL SERVICES - 0.06%
IRI Holdings, Inc., Senior Secured First Lien Term Loan 4.354% (1 Month LIBOR USD + 4.25%), 12/01/2025 (a)	693,550	694,677
Tempo Acquisition, LLC, Senior Secured First Lien Term Loan 2.854% (1 Month LIBOR USD + 2.75%), 05/01/2024 (a)	185,626	185,765
		880,442
FINANCIALS - INSURANCE - 0.25%
Asurion, LLC
Senior Secured First Lien Term Loan 3.229% (1 Month LIBOR USD + 3.125%), 11/03/2023 (a)	99,595	99,470
Senior Secured First Lien Term Loan 3.09% (1 Month LIBOR USD + 3.00%), 11/04/2024 (a)	1,447,500	1,442,716
Senior Secured First Lien Term Loan 3.354% (1 Month LIBOR USD + 3.25%), 12/23/2026 (a)	421,446	419,164
HUB International, Ltd., Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 04/25/2025 (a)	1,526,146	1,527,970
		3,489,320
FOOD & BEVERAGE - 0.07%
Triton Water Holdings, Inc., Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 03/31/2028 (a)	1,016,941	1,007,407
HEALTHCARE - EQUIPMENT & SUPPLIES - 0.05%
athenahealth, Inc., Senior Secured First Lien Term Loan 4.40% (3 Month LIBOR USD + 4.25%), 02/11/2026 (a)	734,450	735,460
HEALTHCARE - FACILITIES - 0.14%
RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan 3.852% (1 Month LIBOR USD + 3.75%), 11/14/2025 (a)	1,980,643	1,981,624
HEALTHCARE - PHARMACEUTICALS & BIOTECHNOLOGY - 0.13%
Bausch Health Cos., Inc., Senior Secured First Lien Term Loan 2.854% (1 Month LIBOR USD + 2.75%), 11/27/2025 (a)	1,736,149	1,728,006
MEDIA - BROADCASTING - 0.07%
Univision Communications, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 03/15/2024 (a)	941,968	943,437
MEDIA - CABLE & SATELLITE - 0.15%
Connect U.S. Finco, LLC, Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 12/11/2026 (a)	2,067,315	2,070,075
MEDIA - ENTERTAINMENT - 0.24%
Delta 2 (Lux) S.A.R.L., Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 02/01/2024 (a)	1,625,890	1,626,565
William Morris Endeavor Entertainment, LLC, Senior Secured First Lien Term Loan 2.86% (1 Month LIBOR USD + 2.75%), 05/16/2025 (a)	1,761,889	1,728,193
		3,354,758
TECHNOLOGY - SOFTWARE & SERVICES - 1.25%
Almonde, Inc., Senior Secured First Lien Term Loan 4.50% (6 Month LIBOR USD + 3.50%, 1.000% Floor), 06/13/2024 (a)	4,821,810	4,806,742
Optiv Security, Inc., Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 02/01/2024 (a)	3,385,815	3,357,713
Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan 4.11% (1 Month LIBOR USD + 4.00%), 04/26/2024 (a)	584,100	585,744
RealPage, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 04/24/2028 (a)	892,568	891,037
TIBCO Software, Inc.
Senior Secured First Lien Term Loan 3.85% (1 Month LIBOR USD + 3.75%), 06/30/2026 (a)	2,698,720	2,681,853
Senior Secured Second Lien Term Loan 7.35% (1 Month LIBOR USD + 7.25%), 03/03/2028 (a)	3,140,000	3,156,344
UKG, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 05/04/2026 (a)	1,683,032	1,677,065
		17,156,498
TRANSPORTATION - 0.10%
Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 03/24/2026 (a)	1,369,332	1,367,525
TOTAL BANK LOANS (Cost $37,747,726)		38,022,940

CONVERTIBLE BOND - 0.37%

FINANCIALS - DIVERSIFIED - 0.37%
Blackstone Mortgage Trust, Inc. 4.75%, 03/15/2023	4,960,000	5,111,776
TOTAL CONVERTIBLE BOND (Cost $5,072,452)		5,111,776
	Shares
MONEY MARKET FUND - 3.07%
First American Government Obligations Fund - Class X, 0.03% (e)	42,212,998	42,212,998
TOTAL MONEY MARKET FUND (Cost $42,212,998)		42,212,998
Total Investments (Cost $1,355,550,245) - 99.01%		1,363,537,421
Other Assets in Excess of Liabilities - 0.99%		13,678,464
TOTAL NET ASSETS - 100.00%		$1,377,215,885

Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Variable rate securities. The coupon rate shown is the effective interest rate as of December 31, 2021.
(b)	U.S. traded security of a foreign issuer.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other
"qualified institutional buyers." As of December 31, 2021, the value of these investments was $915,850,501 or 66.5% of total net assets.
(d)	Step-up bond; pays one interest rate for a certain period and a different rate thereafter. The interest rates presented are the rates in effect as of December 31, 2021.
(e)	Rate shown is the 7-day annualized yield as of December 31, 2021.
(f)	All or a portion is posted as collateral for delayed settlement securities.
(g)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

Shenkman Capital Short Duration High Income Fund
Summary of Fair Value Disclosure at December 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021:

Shenkman Capital Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$1,278,189,707	$-	$1,278,189,707
Bank Loans	-	38,022,940	-	38,022,940
Convertible Bond	-	5,111,776	-	5,111,776
Total Fixed Income	-	1,321,324,423	-	1,321,324,423
Money Market Fund	42,212,998	-	-	42,212,998
Total Investments	$42,212,998	$1,321,324,423	$-	$1,363,537,421

Refer to the Fund's schedule of investments for a detailed break-out of holdings by industry classification.